Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Perpetual debt INR
Debt Instrument [Line Items]
Perpetual bonds	$ 6,560.4	406,221.4	395,208.6	2,000.0